DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3—DISCONTINUED OPERATIONS

During the year ended December 31, 2016, there were no activities or cash flows related to discontinued operations.

During the year ended December 31, 2015, the Company completed the liquidation of certain Canadian subsidiaries disposed of during 2014. The results of operations related to discontinued operations consisted of other (income) expense, net in the amount of $21 thousand within the consolidated statement of operations for the year ended December 31, 2015.

The cash flows from discontinued operations were as follows:

Year Ended
December 31, 2015
(in thousands)
Net cash provided by operating activities	$400
Net cash provided by investing activities	679
Net cash used in financing activities	(1,678)
Effect of exchange rate changes on cash	75
Net increase in cash	$(524)